Note 13 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [line items]
Cash outflow for leases	$ 6,400	$ 6,500	$ 6,100
Additions to right-of-use assets	2,700	3,900
Total financial assets	571,717	484,240
Security deposit [member]
Disclosure of leases [line items]
Total financial assets	$ 1,500	$ 1,300